Net Loss Per Share - Computation of basic and diluted net loss per share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Numerator:
Net income (loss)	$ (12,134,310)	$ (6,619,139)	$ (47,400,000)
Deemed dividend in relation to convertible note (see Note 8)	(1,368,866)
Net income (loss) attributable to ordinary shareholders	$ (13,503,176)	$ (6,619,139)
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	3,187,723,620	3,094,780,922
Weighted average number of ordinary shares outstanding, Diluted (in shares)	3,187,723,620	3,094,780,922
Net income (loss) per share-basic and diluted	$ (0.004)	$ (0.002)